Document and Entity Information	Total
Prospectus [Line Items]
Document Type	497
Document Period End Date	Jan. 31, 2021
Entity Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 09, 2021
Document Effective Date	Feb. 09, 2021
Prospectus Date	Jan. 31, 2021
Service Classes | The E-Valuator Very Conservative (0%-15%) RMS Fund | Service Class Shares
Prospectus [Line Items]
Trading Symbol	EVVLX
Service Classes | The E-Valuator Conservative (15%-30%) RMS Fund | Service Class Shares
Prospectus [Line Items]
Trading Symbol	EVCLX
Service Classes | The E-Valuator Conservative/Moderate (30%-50%) RMS Fund | Service Class Shares
Prospectus [Line Items]
Trading Symbol	EVTTX
Service Classes | The E-Valuator Moderate (50%-70%) RMS Fund | Service Class Shares
Prospectus [Line Items]
Trading Symbol	EVMLX
Service Classes | The E-Valuator Growth (70%-85%) RMS Fund | Service Class Shares
Prospectus [Line Items]
Trading Symbol	EVGLX
Service Classes | The E-Valuator Aggressive Growth (85%-99%) RMS Fund | Service Class Shares
Prospectus [Line Items]
Trading Symbol	EVAGX
R4 Classes | The E-Valuator Very Conservative (0%-15%) RMS Fund | R4 Class Shares
Prospectus [Line Items]
Trading Symbol	EVVCX
R4 Classes | The E-Valuator Conservative (15%-30%) RMS Fund | R4 Class Shares
Prospectus [Line Items]
Trading Symbol	EVFCX
R4 Classes | The E-Valuator Conservative/Moderate (30%-50%) RMS Fund | C 000169664 [Member]
Prospectus [Line Items]
Trading Symbol	EVFTX
R4 Classes | The E-Valuator Moderate (50%-70%) RMS Fund | C 000169666 [Member]
Prospectus [Line Items]
Trading Symbol	EVFMX
R4 Classes | The E-Valuator Growth (70%-85%) RMS Fund | R4 Class Shares
Prospectus [Line Items]
Trading Symbol	EVGRX
R4 Classes | The E-Valuator Aggressive Growth (85%-99%) RMS Fund | R4 Class Shares
Prospectus [Line Items]
Trading Symbol	EVFGX